Note 26 - Other Operating Expenses - Other Operating Income (Expense) Schedule (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Salaries and benefits (ESG) (1)	[1]	$ (1,272)	$ (2,266)
(Accrual) reversal for contingencies		(6,501)	768
Taxes and fees		(1,349)	0
Social programs (1)	[1]	(531)	(5,061)
Instituto Lítio Verde (1)	[1]	(1,584)	0
Other		1,034	(98)
Other operating income (expense)		$ (10,203)	$ (6,657)

[1]	The Company's expenses on ESG initiatives for the year ended December 31, 2024, totaled $3,387 ($7,327 for the year ended December 31, 2023).